DEBT AND CAPITAL LEASES (Details 5) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	May. 31, 2015	Apr. 30, 2013	Jan. 31, 2013	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
DEBT AND CAPITAL LEASES
Fair value of debt				$ 1,080.0	$ 1,220.0
Long Term Debt
Total amount of imputed interest on capital lease obligations				6.2
Current amount of imputed interest on capital lease obligations				1.2
Interest costs				63.5	67.2	$ 64.2
Interest costs capitalized				3.0	3.9	$ 3.3
Capital Lease Obligations
Capital Lease Obligations				26.0	1.8
Capital Lease Obligations, Current				2.5	$ 5.7
Mentor lease facility
Capital Lease Obligations
Capital Lease Obligations, Current				2.0
Capital Lease Obligations, Noncurrent				$ 23.0
Term of lease financing for commercial facility	10 years
Senior notes due April 2023 at 3.4%
Long Term Debt
Senior notes issued		$ 250.0
Interest rate of senior notes		3.35%
Proceeds, net of underwriting discounts and offering expenses		$ 247.5
Senior notes due 2013
Long Term Debt
Repayments of debt			$ 250.0